Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The amount of income tax charged to the consolidated statement of comprehensive income represents:

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
PRC
- current income tax	$11	$1,015,951	$975,712
- deferred income tax	-	-	-

Total	$11	$1,015,951	$975,712

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the expected income tax expense to the actual income tax expense is as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010

Loss before income taxes	$(5,988,833)	$(19,720,981)	$(13,431,975)

Tax calculated at the domestic tax rate of 25%	(1,497,208)	(4,930,245)	(3,357,994)
Tax effect of expenses not deductible for tax purposes	1,641,239	5,334,201	2,271,844
Tax effect of share of profit and loss of operating joint ventures	-	612,001	2,061,968
Tax effect of non-taxable income	(144,020)	(6)	(106)

Income tax expense	$11	$1,015,951	$975,712